Loan Payable	12 Months Ended
Dec. 31, 2020
Loans Payable [Abstract]
Note 6. Loan Payable

During the year ended December 31, 2018, the Company obtained a loan of $15,000 from a third-party bearing interest at 10% per annum. The loan has no repayment terms and can be repaid at any time.

During the year ended December 31, 2019, the Company obtained an advance of $20,320 from a third-party. The advance was without repayment terms and interest. The advance was converted to as a loan to the Company bearing interest at 10% per annum effective from December 16, 2019. The loan has no repayment terms and can be repaid at any time.

At December 31, 2020, the outstanding loan payable was $35,320 (December 31, 2019: $35,320) and an accrued interest of $6,068 (December 31, 2019 $2,526) was recorded as part of the loan payable.